DOMINI SOCIAL INVESTMENTS LLC
536 BROADWAY, 7TH FLOOR
NEW YORK, NY 10012-3915
November 28, 2008
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
Re:	Domini Social Investment Trust File Nos. 33-29180 and 811-05823
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Domini Social Investment Trust, a Massachusetts business trust (the “Trust”), hereby certifies that the forms of the Prospectus and the Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon effectiveness of Post-Effective Amendment No. 37 to the Trust’s Registration Statement on Form N-1A would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on November 26, 2008, is the most recent amendment to the Trust’s registration statement.
Please call the undersigned at (212) 217-1114 with any questions relating to the filing.
Sincerely,
/s/ Megan L. Dunphy
Megan L. Dunphy
Mutual Fund Counsel